Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income (Loss) per Share
Net Income (Loss) per Share
Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to Intelsat S.A.’s common shareholders by the weighted average number of common shares outstanding during the periods.

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Numerator:
Net income (loss)	$994,112	$(174,814)	$(595,690)
Net income attributable to noncontrolling interest	(3,915)	(3,914)	(3,915)
Net income (loss) attributable to Intelsat S.A.	990,197	(178,728)	(599,605)
Net income (loss) attributable to common shareholders	$990,197	$(178,728)	$(599,605)
Numerator for Basic EPS—income/ (loss) available to common shareholders	$990,197	$(178,728)	$(599,605)
Numerator for Diluted EPS	$990,197	$(178,728)	$(599,605)
Denominator:
Basic weighted average shares outstanding (in millions)	114.5	118.9	129.6
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	3.2	—	—
Employee compensation related shares including options and restricted stock units (in millions)	0.8	—	—
Diluted weighted average shares outstanding (in millions)	118.5	118.9	129.6
Basic net income (loss) per common share attributable to Intelsat S.A.	$8.65	$(1.50)	$(4.63)
Diluted net income (loss) per common share attributable to Intelsat S.A.	$8.36	$(1.50)	$(4.63)

In June 2018, Intelsat S.A. completed an offering of $402.5 million aggregate principal amount of its 4.5% Convertible Senior Notes due 2025 (the “2025 Convertible Notes”). We do not expect to settle the principal amount of the 2025 Convertible Notes in cash, and therefore use the if-converted method for calculating any potential dilutive effect of the conversion on diluted net income per share, if applicable. The 2025 Convertible Notes are eligible for conversion depending upon the trading price of our common shares and under other conditions set forth in the 2025 Indenture (as defined below in Note 12—Long Term Debt) until December 15, 2024, and thereafter without regard to any conditions. See Note 12—Long Term Debt for additional information on the conversion conditions.
Due to a net loss in the years ended December 31, 2017 and 2018, there were no dilutive securities, and therefore, basic and diluted EPS were the same. The weighted average number of shares that could potentially dilute basic EPS in the future was 6.2 million, 3.5 million and 12.5 million (consisting of restricted share units, performance units, options to purchase common shares, and potentially issuable shares from the conversion of the 2025 Convertible Notes) for the years ended December 31, 2016, 2017 and 2018, respectively.